Restructuring, Repositioning, And Efficiency (Schedule Of Cumulative Costs Associated With Restructuring, Repositioning, And Efficiency Initiatives) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended	81 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Severance and other employee costs		$ 104,384
Facility consolidation costs	5,000	40,827
Other exit costs, professional fees, and other		19,165
Other restructuring and repositioning expense:
Loan portfolio divestiture		7,672
Mortgage banking expense on servicing sales		26,002
(Gains)/losses on divestitures		(718)
Impairment of premises and equipment		22,782
Impairment of intangible assets		48,231
Impairment of other assets		40,504
Other		7,478
Total restructuring and repositioning charges		$ 316,327